Annual Total Returns - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Money Market Fund
Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 22, 2022
Fidelity Massachusetts Municipal Money Market Fund
Bar Chart Table:
Annual Return 2023	2.73%